PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Automobile Components 0.8%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	9,868	$439,817
Automobiles 4.2%
Tesla, Inc.*	10,572	2,155,948
Biotechnology 1.4%
Vertex Pharmaceuticals, Inc.*	2,184	706,677
Broadline Retail 10.8%
Amazon.com, Inc.*	29,711	3,582,552
MercadoLibre, Inc. (Brazil)*	1,601	1,983,639
		5,566,191
Consumer Staples Distribution & Retail 3.6%
Costco Wholesale Corp.	3,661	1,872,821
Entertainment 1.8%
Netflix, Inc.*	2,354	930,371
Financial Services 6.2%
Adyen NV (Netherlands), ADR*	35,093	574,122
Mastercard, Inc. (Class A Stock)	7,204	2,629,604
		3,203,726
Health Care Equipment & Supplies 2.1%
Dexcom, Inc.*	4,244	497,651
Intuitive Surgical, Inc.*	1,908	587,359
		1,085,010
Health Care Providers & Services 2.8%
UnitedHealth Group, Inc.	3,022	1,472,439
Hotels, Restaurants & Leisure 1.1%
Airbnb, Inc. (Class A Stock)*	4,972	545,776

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 6.7%
Alphabet, Inc. (Class A Stock)*	19,393	$2,382,818
Meta Platforms, Inc. (Class A Stock)*	4,057	1,073,969
		3,456,787
IT Services 1.0%
Snowflake, Inc. (Class A Stock)*	3,100	512,616
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	770	391,514
Personal Care Products 2.2%
L’Oreal SA (France), ADR	13,254	1,132,289
Pharmaceuticals 7.3%
Eli Lilly & Co.	4,241	1,821,340
Novo Nordisk A/S (Denmark), ADR	12,152	1,949,910
		3,771,250
Semiconductors & Semiconductor Equipment 16.2%
Advanced Micro Devices, Inc.*	15,552	1,838,402
ASML Holding NV (Netherlands)	2,500	1,807,326
NVIDIA Corp.	12,437	4,705,415
		8,351,143
Software 14.0%
Cadence Design Systems, Inc.*	5,387	1,243,912
Crowdstrike Holdings, Inc. (Class A Stock)*	2,283	365,577
Microsoft Corp.	15,563	5,110,734
Palo Alto Networks, Inc.*	2,329	496,985
		7,217,208
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	20,856	3,696,726
Textiles, Apparel & Luxury Goods 7.9%
Lululemon Athletica, Inc.*	3,803	1,262,330

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France), ADR	13,225	$2,315,565
NIKE, Inc. (Class B Stock)	4,941	520,090
		4,097,985
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc.*	4,604	631,899

Total Long-Term Investments (cost $41,865,801)		51,238,193

Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	434,375	434,375
PGIM Institutional Money Market Fund (cost $443,598; includes $441,853 of cash collateral for securities on loan)(b)(wi)	443,795	443,484

Total Short-Term Investments (cost $877,973)		877,859

TOTAL INVESTMENTS 100.9% (cost $42,743,774)		52,116,052
Liabilities in excess of other assets (0.9)%		(450,479)

Net Assets 100.0%		$51,665,573

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $429,432; cash collateral of $441,853 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3